Summary of Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable	$ 845,800	$ 1,932,924
Prepayments and other current assets	680,606	371,796
Inventories	3,019,804	9,135,332
Retained earnings	$ (13,349,232)	823,474
Adjustments Revenue Recognition [Member]
Accounts receivable		245,788
Prepayments and other current assets		(24,357)
Inventories		(174,912)
Retained earnings		46,519
As Adjusted January 1, 2018 [Member]
Accounts receivable		2,178,712
Prepayments and other current assets		347,439
Inventories		8,960,420
Retained earnings		$ 869,993